    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION on December 8, 1995

                                                               File No. 33-94412
                                                               File No. 811-9068
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                  Amendment No.

------------------------------------------------------------

                            TRANS ADVISER FUNDS, INC.
             (Exact Name of Registrant as Specified in its Charter)

               P.O. Box 90001, Bowling Green, Kentucky 42102-9001
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 502-781-5000


                                Thomas A. Trantum
                            Mastrapasqua & Associates
                        1801 West End Avenue, 18th Floor
                           Nashville, Tennessee 37203

                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                              Carl Frischling, Esq.
                Kramer, Levin, Naftalis, Nessen, Kamin & Frankel
                                919 Third Avenue
                            New York, New York 10022

          ------------------------------------------------------------

It is proposed that this filing will become effective:

  X       immediately upon filing pursuant to Rule 485, paragraph (b)
-----
          on [     ] pursuant to Rule 485, paragraph (b)
-----
          60 days after filing pursuant to Rule 485, paragraph (a)(i)
-----
          on [     ] pursuant to Rule 485, paragraph (a)(i)
-----
          75 days after filing pursuant to Rule 485, paragraph (a)(ii)
-----
          on [     ] pursuant to Rule 485, paragraph (a)(ii)
-----
          this post-effective amendment designates a new effective date for a
-----     previously filed post-effective amendment

Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ending August 31, 1996 will be filed with the Commission on or before December 31, 1996.

                         Calculation of Registration Fee

                            TRANS ADVISER FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 Proposed
                                         Title of           Amount of             Maximum             Proposed           Amount
                                        Securities          Securities            Offering            Maximum               of
                                           Being               Being             Price per            Offering        Registration
Series of Registrant                    Registered          Registered           Share (1)           Price (2)            Fee (3)
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                     Common Stock          101,500,000          $ 1.00         $ 101,500,000         $35,000.00

----------------------------------------------------------------------------------------------------------------------------------


(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on November 3, 1995.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) During the previous fiscal year, no shares were redeemed. Accordingly, no shares were used for reductions pursuant to Rule 24e-2(a) or Rule 24f-2(c) and no shares are used for the reduction of the fee herewith.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Louisville, and the State of Kentucky on this 7th day of December, 1995.

                                        TRANS ADVISER FUNDS, INC.


                                        By:  /S/ THOMAS A. TRANTUM
                                             Thomas A. Trantum
                                             President (Principal Executive
                                                 Officer)

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 7th day of December, 1995.

     SIGNATURES                         TITLE


     /S/ THOMAS A. TRANTUM              President (Principal
     ---------------------------        Executive Officer)
     Thomas A. Trantum

     /S/ MICHAEL D. MARTINS             Treasurer (Principal
     ---------------------------        Financial Officer)
     Michael D. Martins

     * GORDON B. DAVIDSON               Chairman of the Board and Director
     ---------------------------
     Gordon B. Davidson

                                        Director
     ---------------------------
     Jerry E. Baker

     * WILLIAM H. LOMICKA               Director
     ---------------------------
     William H. Lomicka

     * CHARLES K. MCCLURE, III          Director
     ---------------------------
     Charles K. McClure, III

                                        Director
     ---------------------------
     Aubrey B. Preston


*By: /S/ JULES BUCHWALD
     ---------------------------
     Power of Attorney (filed in pre-effective
     amendment number 2)

                                INDEX TO EXHIBITS


Exhibit             Description
-------             -----------

10                  Opinion of Counsel

Other Exhibit       Power of Attorney of  William H. Lomicka

Other Exhibit       Power of Attorney of  Charles K. McClure III

Other Exhibit       Power of Attorney of  Gordon B. Davidson